INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets are as follows:

	As of December 31,
	2 0 2 0	2 0 1 9

Deferred tax assets:
Net operating loss carryforwards	$505	$513
Tax credits carryforward	740	794
Reserve and allowances	5,504	5,108
Operating lease liabilities, net	344	674
Deferred tax assets before valuation allowance	7,093	7,089
Valuation Allowance	(1,311)	(898)
Deferred tax assets after valuation allowance	5,782	6,191
Deferred tax liabilities:
Convertible senior notes	(1,804)	-
Intangible assets	(1,109)	(1,637)
Deferred tax liabilities	(2,913)	(1,637)
Deferred tax assets	$2,869	$4,554

Schedule of Presentation in Balance Sheets for Deferred Taxes	Long-term deferred tax assets:
	Year ended December 31,
	2 0 2 0	2 0 1 9

Domestic	$2,011	$3,742
Foreign	858	812
	$2,869	$4,554

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Domestic	$42,164	$25,803	$41,013
Foreign (mainly US)	14,332	13,683	22,413
	$56,496	$39,486	$63,426

Schedule of Israel and International Components of Income Taxes

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Domestic	$7,238	$4,482	$5,767
Foreign (mainly US)	1,351	(167)	3,284
	$8,589	$4,315	$9,051

Current	$9,620	$3,340	$10,793
Deferred	(1,031)	975	(1,742)
	$8,589	$4,315	$9,051

Reconciliation of Theoretical and Actual Tax Expense

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Net income before taxes	$56,496	$39,486	$63,426
Statutory tax expenses	6,780	5,042	8,100
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	130	144	172
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(199)	(131)	441
Change in tax reserve for uncertain tax positions	1,806	850	619
Effect of foreign operations taxed at various rates	1,381	1,173	2,034
Foreign Derived Intangible Income benefit	(526)	(768)	(1,534)
Tax credits	(1,526)	(777)	(664)
Adjustments for previous year’s tax	249	(2,121)	(159)
Change in valuation allowance	413	898	-
Other	81	5	42
	1,809	(727)	951
Actual tax expenses	$8,589	$4,315	$9,051

Schedule of Uncertain Tax Positions

The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 2 0	2 0 1 9

Balance at the beginning of the year	$7,738	$7,118
Increase (decrease) related to prior year tax positions, net	1,699	(519)
Increase related to current year tax positions	1,643	1,139
Balance at the end of the year*	$11,080	$7,738

F - 30

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 11  -   INCOME TAXES (Cont.)

* The amount for the year ended December 31, 2020 and 2019 includes $2,280 and $2,120 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 11e.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expenses.